Document and Entity Information	Jul. 02, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001644440
Document Type	8-K
Document Period End Date	Jul. 02, 2020
Entity Registrant Name	GCP Applied Technologies Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-37533
Entity Tax Identification Number	47-3936076
Entity Address, Address Line One	62 Whittemore Avenue
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	876-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	GCP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false